T. ROWE PRICE SMALL-CAP INDEX FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.3%
COMMUNICATION SERVICES 2.2%

Diversified Telecommunication Services 0.8%
Alaska Communications Systems Group	146	—
Anterix (1)	31	1
ATN International	33	2
Bandwidth, Class A (1)(2)	56	10
Cincinnati Bell (1)	151	2
Cogent Communications Holdings	124	7
Consolidated Communications Holdings (1)	210	1
IDT, Class B (1)	45	—
Iridium Communications (1)	341	9
Liberty Latin America, Class A (1)	136	1
Liberty Latin America, Class C (1)	447	4
Ooma (1)(2)	58	1
ORBCOMM (1)	195	1
Vonage Holdings (1)	673	7
		46
Entertainment 0.2%
AMC Entertainment Holdings, Class A (2)	139	1
Cinemark Holdings (2)	310	3
Eros STX Global (1)(2)	431	1
Gaia (1)	40	—
Glu Mobile (1)	438	3
IMAX (1)	149	2
Liberty Braves, Class A (1)	28	1
Liberty Braves, Class C (1)	111	2
LiveXLive Media (1)	78	—
Marcus	62	1
		14
Interactive Media & Services 0.3%
Cargurus (1)	253	5
Cars. com (1)	197	2
DHI Group (1)	135	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Eventbrite, Class A (1)(2)	189	2
EverQuote, Class A (1)	41	2
Liberty TripAdvisor Holdings, Class A (1)	193	—
QuinStreet (1)	138	2
TrueCar (1)	297	2
Yelp (1)	207	4
		19
Media 0.7%
AMC Networks, Class A (1)	113	3
Boston Omaha, Class A (1)	32	1
Cardlytics (1)(2)	75	5
Central European Media Enterprises, Class A (1)	250	1
comScore (1)	164	—
Daily Journal (1)(2)	4	1
Emerald Holding	67	—
Entercom Communications, Class A	323	1
Entravision Communications, Class A	163	—
EW Scripps, Class A	163	2
Fluent (1)	131	—
Gannett (2)	370	1
Gray Television (1)	252	3
Hemisphere Media Group (1)	45	—
iHeartMedia, Class A (1)	178	1
Loral Space & Communications	34	1
Media General, CVR (1)(3)	301	—
Meredith	121	2
MSG Networks, Class A (1)(2)	114	1
National CineMedia	175	—
Saga Communications, Class A	10	—
Scholastic	81	2
Sinclair Broadcast Group, Class A (2)	127	2
TechTarget (1)	68	3
TEGNA	637	8
Tribune Publishing	45	1
WideOpenWest (1)	156	1
		40

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wireless Telecommunication Services 0.2%
Boingo Wireless (1)	133	1
Gogo (1)(2)	167	1
Shenandoah Telecommunications	140	6
Spok Holdings	59	1
		9
Total Communication Services		128
CONSUMER DISCRETIONARY 13.0%

Auto Components 1.2%
Adient (1)	255	4
American Axle & Manufacturing Holdings (1)	329	2
Cooper Tire & Rubber	147	5
Cooper-Standard Holdings (1)	47	1
Dana	418	5
Dorman Products (1)	78	7
Fox Factory Holding (1)	118	9
Gentherm (1)	96	4
Goodyear Tire & Rubber	671	5
LCI Industries	72	8
Modine Manufacturing (1)	144	1
Motorcar Parts of America (1)	60	1
Standard Motor Products	61	3
Stoneridge (1)	81	1
Tenneco, Class A (1)(2)	153	1
Visteon (1)	81	5
Workhorse Group (1)(2)	269	7
XPEL (1)	46	1
		70
Automobiles 0.1%
Winnebago Industries	91	5
		5
Distributors 0.1%
Core-Mark Holding	134	4
Funko, Class A (1)(2)	75	1
Greenlane Holdings, Class A (1)	17	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Weyco Group	25	—
		5
Diversified Consumer Services 0.6%
Adtalem Global Education (1)	156	4
American Public Education (1)	41	1
Aspen Group (1)	52	1
Carriage Services	47	1
Collectors Universe	25	1
Franchise Group	63	2
Houghton Mifflin Harcourt (1)	375	1
K12 (1)	116	3
Laureate Education, Class A (1)	312	4
OneSpaWorld Holdings (2)	132	1
Perdoceo Education (1)	205	2
Regis (1)(2)	72	—
Strategic Education	70	6
Universal Technical Institute (1)	90	—
Vivint Smart Home (1)	206	4
WW International (1)	142	3
		34
Hotels, Restaurants & Leisure 3.5%
Accel Entertainment (1)	129	1
BBX Capital	33	—
Biglari Holdings, Class A (1)	1	1
Biglari Holdings, Class B (1)	3	—
BJ's Restaurants	66	2
Bloomin' Brands	260	4
Bluegreen Vacations (2)	23	—
Boyd Gaming	236	7
Brinker International	133	6
Caesars Entertainment (1)	400	22
Carrols Restaurant Group (1)	91	1
Century Casinos (1)	70	—
Cheesecake Factory (2)	124	3
Churchill Downs	110	18
Chuy's Holdings (1)	47	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cracker Barrel Old Country Store	70	8
Dave & Buster's Entertainment (2)	136	2
Del Taco Restaurants (1)	89	1
Denny's (1)	180	2
Dine Brands Global	45	2
El Pollo Loco Holdings (1)	51	1
Everi Holdings (1)	241	2
Fiesta Restaurant Group (1)	51	1
GAN (1)	21	—
Golden Entertainment (1)	47	1
Hilton Grand Vacations (1)	249	5
International Game Technology	289	3
Jack in the Box	66	5
Kura Sushi USA, Class A (1)(2)	9	—
Lindblad Expeditions Holdings (1)	72	1
Marriott Vacations Worldwide	118	11
Monarch Casino & Resort (1)	35	2
Nathan's Famous	8	—
Noodles (1)	93	1
Papa John's International	94	8
Penn National Gaming (1)(2)	443	32
PlayAGS (1)	69	—
RCI Hospitality Holdings	23	1
Red Robin Gourmet Burgers (1)	35	—
Red Rock Resorts, Class A	195	3
Ruth's Hospitality Group	94	1
Scientific Games (1)	170	6
SeaWorld Entertainment (1)	152	3
Shake Shack, Class A (1)(2)	102	7
Target Hospitality (1)	87	—
Texas Roadhouse	191	12
Twin River Worldwide Holdings	51	1
Wingstop	86	12
		200
Household Durables 2.4%
Beazer Homes USA (1)	83	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Casper Sleep (1)	73	1
Cavco Industries (1)	27	5
Century Communities (1)	85	4
Ethan Allen Interiors	75	1
GoPro, Class A (1)	364	2
Green Brick Partners (1)	67	1
Hamilton Beach Brands Holding, Class A	17	—
Helen of Troy (1)	74	14
Hooker Furniture	33	1
Installed Building Products (1)	67	7
iRobot (1)(2)	80	6
KB Home	258	10
La-Z-Boy	134	4
Legacy Housing (1)	23	—
LGI Homes (1)	65	8
Lifetime Brands	40	—
Lovesac (1)(2)	24	1
M/I Homes (1)	81	4
MDC Holdings	148	7
Meritage Homes (1)	108	12
Purple Innovation (1)(2)	63	2
Skyline Champion (1)	151	4
Sonos (1)	231	3
Taylor Morrison Home (1)	369	9
TopBuild (1)	95	16
TRI Pointe Group (1)	375	7
Tupperware Brands	144	3
Turtle Beach (1)	37	1
Universal Electronics (1)	39	1
VOXX International (1)	55	—
		135
Internet & Direct Marketing Retail 0.8%
1-800-Flowers. com, Class A (1)	78	2
Carparts. com (1)(2)	59	1
Duluth Holdings, Class B (1)	29	—
Groupon (1)	66	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lands' End (1)	38	—
Liquidity Services (1)	80	1
Magnite (1)(2)	299	2
Overstock. com (1)	123	9
PetMed Express (2)	57	2
Quotient Technology (1)	251	2
RealReal (1)	185	3
Shutterstock	64	3
Stamps. com (1)	49	12
Stitch Fix, Class A (1)(2)	167	4
Waitr Holdings (1)	213	1
		43
Leisure Products 0.6%
Acushnet Holdings	100	3
American Outdoor Brands (1)	40	1
Callaway Golf	271	5
Clarus	66	1
Escalade	30	1
Johnson Outdoors, Class A	15	1
Malibu Boats, Class A (1)	60	3
Marine Products	19	—
MasterCraft Boat Holdings (1)	51	1
Nautilus (1)	93	2
Smith & Wesson Brands	162	2
Sturm Ruger	49	3
Vista Outdoor (1)	175	4
YETI Holdings (1)	228	10
		37
Multiline Retail 0.2%
Big Lots	114	5
Dillard's, Class A (2)	22	1
Macy's (2)	910	5
		11
Specialty Retail 2.7%
Aaron's	193	11

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Abercrombie & Fitch, Class A	177	2
America's Car-Mart (1)	18	2
American Eagle Outfitters	444	7
Asbury Automotive Group (1)	56	5
At Home Group (1)	145	2
Bed Bath & Beyond (2)	367	5
Boot Barn Holdings (1)(2)	81	2
Buckle	82	2
Caleres	110	1
Camping World Holdings, Class A	96	3
Cato, Class A	61	—
Chico's FAS	323	—
Children's Place (2)	40	1
Citi Trends	33	1
Conn's (1)	53	1
Container Store Group (1)	45	—
Designer Brands, Class A	183	1
Envela (1)	22	—
Express (1)(2)	184	—
GameStop, Class A (1)(2)	161	2
Genesco (1)	40	1
Group 1 Automotive	51	4
GrowGeneration (1)	112	2
Guess?	133	2
Haverty Furniture	48	1
Hibbett Sports (1)	47	2
Hudson, Class A (1)(2)	107	1
Lithia Motors, Class A	64	15
Lumber Liquidators Holdings (1)	83	2
MarineMax (1)	58	1
Michaels (1)(2)	219	2
Monro	96	4
Murphy USA (1)	80	10
National Vision Holdings (1)	236	9
ODP	157	3
OneWater Marine, Class A (1)	12	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Rent-A-Center	145	4
RH (1)(2)	45	17
Sally Beauty Holdings (1)(2)	328	3
Shoe Carnival	27	1
Signet Jewelers (2)	156	3
Sleep Number (1)	79	4
Sonic Automotive, Class A	70	3
Sportsman's Warehouse Holdings (1)	128	2
Tilly's, Class A	65	—
Urban Outfitters (1)	204	4
Winmark	9	2
Zumiez (1)	61	2
		152
Textiles, Apparel & Luxury Goods 0.8%
Crocs (1)	191	8
Deckers Outdoor (1)	81	18
Fossil Group (1)	135	1
G-III Apparel Group (1)	134	2
Kontoor Brands	154	4
Lakeland Industries (1)	21	—
Movado Group	50	—
Oxford Industries	48	2
Rocky Brands	17	—
Steven Madden	241	5
Superior Group	30	1
Unifi (1)	39	1
Vera Bradley (1)	57	—
Wolverine World Wide	232	6
		48
Total Consumer Discretionary		740
CONSUMER STAPLES 3.3%

Beverages 0.3%
Celsius Holdings (1)(2)	107	2
Coca-Cola Consolidated	14	3
Craft Brew Alliance (1)	36	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MGP Ingredients	36	2
National Beverage (1)(2)	34	2
NewAge (1)	247	—
Primo Water	459	7
		17
Food & Staples Retailing 0.8%
Andersons	95	2
BJ's Wholesale Club Holdings (1)	397	16
Chef's Warehouse (1)	77	1
HF Foods Group (1)	110	1
Ingles Markets, Class A	41	2
Natural Grocers by Vitamin Cottage	25	—
Performance Food Group (1)	375	13
PriceSmart	66	4
Rite Aid (1)(2)	160	2
SpartanNash	109	2
United Natural Foods (1)	159	2
Village Super Market, Class A	23	1
Weis Markets	28	1
		47
Food Products 1.5%
Alico	15	—
B&G Foods (2)	189	5
Bridgford Foods (1)	6	—
Cal-Maine Foods (1)	92	4
Calavo Growers	48	3
Darling Ingredients (1)	467	17
Farmer Bros. (1)	46	—
Fresh Del Monte Produce	88	2
Freshpet (1)	113	13
Hostess Brands (1)	354	4
J&J Snack Foods	44	6
John B. Sanfilippo & Son	26	2
Lancaster Colony	55	10
Landec (1)	82	1
Limoneira	52	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sanderson Farms	59	7
Seneca Foods, Class A (1)	18	1
Simply Good Foods (1)	249	5
Tootsie Roll Industries (2)	45	1
Vital Farms (1)	29	1
		83
Household Products 0.2%
Central Garden & Pet (1)	28	1
Central Garden & Pet, Class A (1)	115	4
Oil-Dri	14	1
WD-40	40	7
		13
Personal Products 0.4%
BellRing Brands, Class A (1)	112	2
Edgewell Personal Care (1)	163	5
elf Beauty (1)	129	2
Inter Parfums	52	2
Lifevantage (1)	37	1
Medifast	33	5
Nature's Sunshine Products (1)	24	—
Revlon, Class A (1)(2)	20	—
USANA Health Sciences (1)	34	3
Veru (1)	138	—
		20
Tobacco 0.1%
Turning Point Brands	28	1
Universal	71	3
Vector Group	390	4
		8
Total Consumer Staples		188
ENERGY 1.8%

Energy Equipment & Services 0.5%
Archrock	375	2
Aspen Aerogels (1)	58	1
Bristow Group (1)	18	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cactus, Class A	135	3
ChampionX (1)	543	4
DMC Global	41	1
Dril-Quip (1)	102	3
Exterran (1)	82	—
Frank's International (1)	436	1
Helix Energy Solutions Group (1)	418	1
Liberty Oilfield Services, Class A	187	2
Matrix Service (1)	81	1
Nabors Industries (2)	19	—
National Energy Services Reunited (1)	57	—
Newpark Resources (1)	332	—
NexTier Oilfield Solutions (1)	455	1
Oceaneering International (1)	289	1
Oil States International (1)	161	—
Patterson-UTI Energy	516	1
ProPetro Holding (1)	237	1
RPC (1)(2)	154	—
SEACOR Holdings (1)	56	2
Select Energy Services, Class A (1)	172	1
Solaris Oilfield Infrastructure, Class A	90	1
Tidewater (1)	123	1
Transocean (1)(2)	1,748	1
U. S. Silica Holdings	207	1
		30
Oil, Gas & Consumable Fuels 1.3%
Adams Resources & Energy	7	—
Antero Resources (1)	684	2
Arch Resources	43	2
Ardmore Shipping	87	—
Berry	182	1
Bonanza Creek Energy (1)	53	1
Brigham Minerals, Class A	95	1
Clean Energy Fuels (1)	384	1
CNX Resources (1)	643	6
Comstock Resources (1)	57	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CONSOL Energy (1)	71	—
Contango Oil & Gas (1)(2)	252	—
CVR Energy	83	1
Delek U.S. Holdings	186	2
DHT Holdings	322	2
Diamond S Shipping (1)	85	1
Dorian LPG (1)	107	1
Earthstone Energy, Class A (1)(2)	56	—
Energy Fuels (1)(2)	327	1
Evolution Petroleum	78	—
Falcon Minerals (2)	102	—
Frontline (2)	342	2
Golar LNG (1)(2)	266	2
Goodrich Petroleum (1)	33	—
Green Plains (1)	101	2
Gulfport Energy (1)(2)	540	—
International Seaways	77	1
Kosmos Energy (2)	1,136	1
Magnolia Oil & Gas, Class A (1)	363	2
Matador Resources (1)	320	3
Montage Resources (1)	56	—
NACCO Industries, Class A	10	—
NextDecade (1)	58	—
Nordic American Tankers (2)	406	1
Overseas Shipholding Group, Class A (1)	185	—
Ovintiv	767	6
Par Pacific Holdings (1)	122	1
PBF Energy, Class A	281	2
PDC Energy (1)	290	4
Peabody Energy	171	—
Penn Virginia (1)	45	—
PrimeEnergy Resources (1)	2	—
Range Resources	623	4
Renewable Energy Group (1)(2)	110	6
REX American Resources (1)	16	1
Scorpio Tankers (2)	153	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SFL	272	2
SM Energy	317	1
Southwestern Energy (1)	1,739	4
Talos Energy (1)	30	—
Tellurian (1)(2)	410	—
Uranium Energy (1)(2)	586	1
W&T Offshore (1)(2)	253	1
Whiting Petroleum (1)	2	—
World Fuel Services	186	4
		75
Total Energy		105
FINANCIALS 14.3%

Banks 6.9%
1st Constitution Bancorp	35	—
1st Source	46	1
ACNB	24	1
Allegiance Bancshares	52	1
Altabancorp	43	1
Amalgamated Bank, Class A	42	1
Amerant Bancorp (1)	64	1
American National Bankshares	30	1
Ameris Bancorp	196	5
Ames National	25	—
Arrow Financial	38	1
Atlantic Capital Bancshares (1)	61	1
Atlantic Union Bankshares	229	5
Auburn National Bancorp	7	—
Banc of California	132	1
BancFirst	53	2
Bancorp (1)	155	1
BancorpSouth Bank	286	6
Bank First (2)	18	1
Bank of Commerce Holdings	45	—
Bank of Marin Bancorp	37	1
Bank of NT Butterfield & Son	147	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Bank7	11	—
BankFinancial	45	—
BankUnited	268	6
Bankwell Financial Group	27	—
Banner	101	3
Bar Harbor Bankshares	42	1
Baycom (1)	40	—
BCB Bancorp	46	—
Berkshire Hills Bancorp	133	1
Boston Private Financial Holdings	240	1
Bridge Bancorp	47	1
Brookline Bancorp	230	2
Bryn Mawr Bank	56	1
Business First Bancshares (2)	56	1
Byline Bancorp	71	1
C&F Financial	10	—
Cadence BanCorp	364	3
California Bancorp (1)	22	—
Cambridge Bancorp	19	1
Camden National	42	1
Capital Bancorp (1)	23	—
Capital City Bank Group	37	1
Capstar Financial Holdings	45	1
Carter Bank & Trust	71	1
Cathay General Bancorp	225	5
CB Financial Services	14	—
CBTX	51	1
Central Pacific Financial	85	1
Central Valley Community Bancorp	30	—
Century Bancorp, Class A	8	1
Chemung Financial	10	—
ChoiceOne Financial Services	20	1
CIT Group	287	5
Citizens & Northern	38	1
Citizens Holding	14	—
City Holding	46	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Civista Bancshares	52	1
CNB Financial	41	1
Coastal Financial (1)	26	—
Codorus Valley Bancorp	36	1
Colony Bankcorp	31	—
Columbia Banking System	212	5
Community Bank System	153	8
Community Bankers Trust	61	—
Community Financial	15	—
Community Trust Bancorp	44	1
ConnectOne Bancorp	104	2
County Bancorp	15	—
CrossFirst Bankshares (1)(2)	140	1
Customers Bancorp (1)	87	1
CVB Financial	374	6
Dime Community Bancshares	81	1
Eagle Bancorp	93	3
Eagle Bancorp Montana	18	—
Enterprise Bancorp	26	1
Enterprise Financial Services	70	2
Equity Bancshares, Class A (1)	40	1
Esquire Financial Holdings (1)	19	—
Evans Bancorp	14	—
Farmers & Merchants Bancorp (2)	27	1
Farmers National Banc	73	1
FB Financial	91	2
Fidelity D&D Bancorp (2)	12	1
Financial Institutions	52	1
First Bancorp	28	1
First Bancorp North Carolina	81	2
First BanCorp Puerto Rico	623	3
First Bancshares	58	1
First Bank New Jersey	52	—
First Busey	152	2
First Business Financial Services	24	—
First Capital (2)	10	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

First Choice Bancorp	30	—
First Commonwealth Financial	284	2
First Community	31	—
First Community Bankshares	50	1
First Financial	38	1
First Financial Bancorp	282	3
First Financial Bankshares	377	11
First Foundation	112	2
First Guaranty Bancshares (2)	13	—
First Internet Bancorp	28	—
First Interstate BancSystem, Class A	124	4
First Merchants	161	4
First Mid Bancshares	43	1
First Midwest Bancorp	331	4
First Northwest Bancorp	25	—
First of Long Island	67	1
First Savings Financial Group	6	—
First United	19	—
First Western Financial (1)	18	—
Flushing Financial	83	1
FNCB Bancorp	56	—
Franklin Financial Services	12	—
Fulton Financial	471	4
FVCBankcorp (1)	33	—
German American Bancorp	70	2
Glacier Bancorp	279	9
Great Southern Bancorp	32	1
Great Western Bancorp	163	2
Guaranty Bancshares	22	1
Hancock Whitney	253	5
Hanmi Financial	92	1
HarborOne Bancorp	159	1
Hawthorn Bancshares	16	—
HBT Financial (2)	28	—
Heartland Financial USA	101	3
Heritage Commerce	173	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Heritage Financial	105	2
Hilltop Holdings	210	4
Home BancShares	450	7
HomeTrust Bancshares	43	1
Hope Bancorp	340	3
Horizon Bancorp	130	1
Howard Bancorp (1)	36	—
Independent Bank, (MA)	96	5
Independent Bank, (MI)	68	1
Independent Bank Group	108	5
International Bancshares	159	4
Investar Holding	28	—
Investors Bancorp	670	5
Lakeland Bancorp	140	1
Lakeland Financial	69	3
Landmark Bancorp	10	—
LCNB	34	1
Level One Bancorp	15	—
Limestone Bancorp (1)	14	—
Live Oak Bancshares	82	2
Macatawa Bank	73	1
Mackinac Financial	24	—
MainStreet Bancshares (1)	29	—
Mercantile Bank	43	1
Meridian	15	—
Metrocity Bankshares	48	1
Metropolitan Bank Holding (1)	18	1
Mid Penn Bancorp	19	—
Middlefield Banc	26	1
Midland States Bancorp	69	1
MidWestOne Financial Group	41	1
MVB Financial	34	1
National Bank Holdings, Class A	86	2
National Bankshares	17	—
NBT Bancorp	129	4
Nicolet Bankshares (1)	27	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Northeast Bank	20	—
Northrim BanCorp	17	—
Norwood Financial	24	1
Oak Valley Bancorp (2)	29	—
OceanFirst Financial	173	2
OFG Bancorp	145	2
Ohio Valley Banc	11	—
Old National Bancorp	481	6
Old Second Bancorp	83	1
Origin Bancorp	61	1
Orrstown Financial Services	37	1
Pacific Premier Bancorp	229	5
Park National (2)	42	4
Parke Bancorp	35	—
Partners Bancorp	38	—
PCB Bancorp	42	—
Peapack Gladstone Financial	50	1
Penns Woods Bancorp	19	—
Peoples Bancorp	51	1
Peoples Bancorp of North Carolina	13	—
Peoples Financial Services	19	1
Plumas Bancorp	13	—
Preferred Bank	40	1
Premier Financial Bancorp	40	—
Professional Holding, Class A (1)	33	1
QCR Holdings	41	1
RBB Bancorp	45	1
Red River Bancshares (2)	14	1
Reliant Bancorp	43	1
Renasant	161	4
Republic Bancorp, Class A	26	1
Republic First Bancorp (1)	110	—
Richmond Mutual Bancorp	35	—
S&T Bancorp	118	2
Salisbury Bancorp	7	—
Sandy Spring Bancorp	139	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SB Financial Group	29	—
Seacoast Banking (1)	153	3
Select Bancorp (1)	48	—
ServisFirst Bancshares	146	5
Shore Bancshares	42	1
Sierra Bancorp	46	1
Silvergate Capital, Class A (1)	43	1
Simmons First National, Class A	314	5
SmartFinancial	39	1
South Plains Financial	31	—
South State	200	10
Southern First Bancshares (1)	18	—
Southern National Bancorp of Virginia	62	1
Southside Bancshares	90	2
Spirit of Texas Bancshares (1)	46	1
Stock Yards Bancorp	60	2
Summit Financial Group	41	1
Texas Capital Bancshares (1)	151	5
The Bank of Princeton	24	1
Tompkins Financial	42	2
Towne Bank	198	3
TriCo Bancshares	74	2
TriState Capital Holdings (1)	80	1
Triumph Bancorp (1)	64	2
Trustmark	186	4
UMB Financial	127	6
United Bankshares	362	8
United Community Banks	231	4
Unites Security Bancshares	37	—
Unity Bancorp	22	—
Univest Financial	80	1
Valley National Bancorp	1,153	8
Veritex Holdings	137	2
Washington Trust Bancorp	50	2
WesBanco	193	4
West Bancorporation	53	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Westamerica Bancorporation	76	4
		391
Capital Markets 1.4%
Artisan Partners Asset Management, Class A	163	6
Assetmark Financial Holdings (1)	46	1
Associated Capital Group, Class A	7	—
B. Riley Financial	55	1
BGC Partners, Class A	859	2
Blucora (1)	145	1
Brightsphere Investment Group	184	2
Calamos Asset Management, Class A, EC (1)(3)	47	—
Cohen & Steers	71	4
Cowen, Class A	75	1
Diamond Hill Investment Group	9	1
Donnelley Financial Solutions (1)	85	1
Federated Hermes, Class B	281	6
Focus Financial Partners, Class A (1)	92	3
GAMCO Investors, Class A	15	—
Greenhill	40	1
Hamilton Lane, Class A	86	6
Houlihan Lokey	146	9
Moelis, Class A	158	6
Oppenheimer Holdings, Class A	24	1
Piper Sandler	51	4
PJT Partners, Class A	69	4
Pzena Investment Management, Class A	55	—
Safeguard Scientifics	60	—
Sculptor Capital Management	50	1
Siebert Financial (1)(2)	32	—
Silvercrest Asset Management Group, Class A	32	—
Stifel Financial	191	10
StoneX Group (1)	48	3
Value Line	2	—
Virtus Investment Partners	21	3
Waddell & Reed Financial, Class A (2)	191	3
Westwood Holdings Group	22	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

WisdomTree Investments	409	1
		81
Consumer Finance 0.7%
Atlanticus Holdings (1)	15	—
Curo Group Holdings	56	—
Encore Capital Group (1)	91	4
Enova International (1)	83	1
EZCORP, Class A (1)	141	1
FirstCash	118	7
Green Dot, Class A (1)	148	7
LendingClub (1)	187	1
Navient	559	5
Nelnet, Class A	52	3
Oportun Financial (1)	54	1
PRA Group (1)	132	5
Regional Management (1)	23	—
World Acceptance (1)	15	2
		37
Diversified Financial Services 0.2%
A-Mark Precious Metals	14	1
Alerus Financial	42	1
Banco Latinoamericano de Comercio Exterior	97	1
Cannae Holdings (1)	248	9
GWG Holdings (1)	6	—
Marlin Business Services	23	—
Newstar Financial, CVR (1)(3)	76	—
SWK Holdings (1)	9	—
		12
Insurance 2.3%
Ambac Financial Group (1)	135	2
American Equity Investment Life Holding	265	6
AMERISAFE	56	3
Argo Group International Holdings	95	3
BRP Group, Class A (1)	96	2
Citizens (1)(2)	139	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CNO Financial Group	418	7
Crawford, Class A	46	—
Donegal Group, Class A	39	1
eHealth (1)	74	6
Employers Holdings	87	3
Enstar Group (1)	35	6
FBL Financial Group, Class A	27	1
FedNat Holding	45	—
Genworth Financial, Class A (1)	1,503	5
Goosehead Insurance, Class A	38	3
Greenlight Capital Re, Class A (1)	86	1
HCI Group	17	1
Heritage Insurance Holdings	70	1
Horace Mann Educators	121	4
Independence Holding	13	—
Investors Title	4	1
James River Group Holdings	87	4
Kinsale Capital Group	61	11
MBIA (1)	152	1
National General Holdings	201	7
National Western Life Group, Class A	8	1
NI Holdings (1)	34	1
Palomar Holdings (1)	59	6
ProAssurance	160	2
ProSight Global (1)	34	—
Protective Insurance, Class B	35	—
RLI	115	10
Safety Insurance Group	43	3
Selective Insurance Group	172	9
Selectquote (1)(2)	90	2
State Auto Financial	47	1
Stewart Information Services	78	3
Third Point Reinsurance (1)	236	2
Tiptree	74	—
Trean Insurance Group (1)	34	1
Trupanion (1)(2)	87	7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

United Fire Group	61	1
United Insurance Holdings	58	—
Universal Insurance Holdings	79	1
Vericity (2)	5	—
Watford Holdings (1)	48	1
		131
Mortgage Real Estate Investment Trusts 1.2%
Anworth Mortgage Asset, REIT	249	—
Apollo Commercial Real Estate Finance, REIT	445	4
Arbor Realty Trust, REIT	299	3
Ares Commercial Real Estate, REIT	87	1
Arlington Asset Investment, Class A, REIT	94	—
ARMOUR Residential, REIT	190	2
Blackstone Mortgage Trust, Class A, REIT	402	9
Broadmark Realty Capital, REIT	372	4
Capstead Mortgage, REIT	278	2
Cherry Hill Mortgage Investment, REIT (2)	43	—
Chimera Investment, REIT	560	5
Colony Credit Real Estate, REIT	246	1
Dynex Capital, REIT	62	1
Ellington Financial, REIT	126	2
Ellington Residential Mortgage, REIT	26	—
Granite Point Mortgage Trust, REIT	164	1
Great Ajax, REIT	58	—
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2)	209	9
Invesco Mortgage Capital, REIT (2)	509	1
KKR Real Estate Finance Trust, REIT (2)	80	1
Ladder Capital, REIT	307	2
MFA Financial, REIT	1,328	4
New York Mortgage Trust, REIT	1,106	3
Orchid Island Capital, REIT (2)	187	1
PennyMac Mortgage Investment Trust, REIT	288	5
Ready Capital, REIT	104	1
Redwood Trust, REIT	334	3
TPG RE Finance Trust, REIT	179	2
Two Harbors Investment, REIT	801	4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Western Asset Mortgage Capital, REIT	138	—
		71
Thrifts & Mortgage Finance 1.6%
Axos Financial (1)	172	4
Bogota Financial (1)	17	—
Bridgewater Bancshares (1)	62	1
Capitol Federal Financial	383	4
Columbia Financial (1)	148	2
ESSA Bancorp	34	—
Essent Group	315	12
Federal Agricultural Mortgage, Class C	27	2
Flagstar Bancorp	121	4
FS Bancorp	11	1
Greene County Bancorp	9	—
Hingham Institution for Savings	4	1
Home Bancorp	21	1
HomeStreet	64	2
Kearny Financial	236	2
Luther Burbank	52	—
Merchants Bancorp	23	1
Meridian Bancorp	131	1
Meta Financial Group	95	2
MMA Capital Holdings (1)	13	—
Mr Cooper Group (1)	225	5
NMI Holdings, Class A (1)	234	4
Northfield Bancorp	134	1
Northwest Bancshares	340	3
Oconee Federal Financial	2	—
OP Bancorp	44	—
PCSB Financial	42	1
PDL Community Bancorp (1)	21	—
PennyMac Financial Services	122	7
Pioneer Bancorp (1)	39	—
Premier Financial	113	2
Provident Bancorp	34	—
Provident Financial Holdings	25	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Provident Financial Services	209	3
Prudential Bancorp	23	—
Radian Group	559	8
Riverview Bancorp	64	—
Security National Financial, Class A (1)	26	—
Southern Missouri Bancorp	21	1
Standard AVB Financial	10	—
Sterling Bancorp	57	—
Territorial Bancorp	21	—
Timberland Bancorp	29	1
TrustCo Bank	276	1
Walker & Dunlop	82	4
Washington Federal	222	5
Waterstone Financial	64	1
Western New England Bancorp	70	—
WSFS Financial	149	4
		91
Total Financials		814
HEALTH CARE 20.4%

Biotechnology 10.6%
89bio (1)	19	1
Abeona Therapeutics (1)	151	—
ADMA Biologics (1)(2)	172	—
Aduro Biotech (1)	179	—
Adverum Biotechnologies (1)	248	3
Aeglea BioTherapeutics (1)	128	1
Affimed (1)	197	1
Agenus (1)	389	2
Aimmune Therapeutics (1)	133	5
Akcea Therapeutics (1)	47	1
Akebia Therapeutics (1)	376	1
Akero Therapeutics (1)	39	1
Akouos (1)	41	1
Albireo Pharma (1)	38	1
Alector (1)(2)	140	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Allakos (1)(2)	71	6
Allogene Therapeutics (1)	153	6
Allovir (1)	51	1
ALX Oncology Holdings (1)	27	1
Amicus Therapeutics (1)	743	11
AnaptysBio (1)	60	1
Anavex Life Sciences (1)(2)	154	1
Anika Therapeutics (1)	40	1
Annexon (1)	42	1
Apellis Pharmaceuticals (1)(2)	179	5
Applied Genetic Technologies (1)	66	—
Applied Molecular Transport (1)	35	1
Applied Therapeutics (1)	38	1
Aprea Therapeutics (1)(2)	21	1
Aptinyx (1)	69	—
Aravive (1)	35	—
Arcturus Therapeutics Holdings (1)(2)	49	2
Arcus Biosciences (1)	120	2
Arcutis Biotherapeutics (1)(2)	51	2
Ardelyx (1)	215	1
Arena Pharmaceuticals (1)	166	12
Arrowhead Pharmaceuticals (1)	292	13
Assembly Biosciences (1)	86	1
Atara Biotherapeutics (1)	206	3
Athenex (1)	177	2
Athersys (1)	489	1
Atreca, Class A (1)(2)	90	1
AVEO Pharmaceuticals (1)	39	—
Avid Bioservices (1)	167	1
Avidity Biosciences (1)	47	1
Avrobio (1)	87	1
Axcella Health (1)	32	—
Beam Therapeutics (1)(2)	100	3
Beyondspring (1)(2)	45	1
BioCryst Pharmaceuticals (1)(2)	539	2
Biohaven Pharmaceutical Holding (1)	137	9

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BioSpecifics Technologies (1)	18	1
Bioxcel Therapeutics (1)(2)	30	1
Black Diamond Therapeutics (1)(2)	51	2
Blueprint Medicines (1)	161	15
BrainStorm Cell Therapeutics (1)(2)	75	1
Bridgebio Pharma (1)(2)	208	8
Cabaletta Bio (1)	37	—
Calithera Biosciences (1)	195	1
Calyxt (1)(2)	29	—
CareDx (1)	141	5
CASI Pharmaceuticals (1)	130	—
Castle Biosciences (1)	34	2
Catabasis Pharmaceuticals (1)	51	—
Catalyst Biosciences (1)	49	—
Catalyst Pharmaceuticals (1)	272	1
CEL-SCI (1)(2)	101	1
Cellular Biomedicine Group (1)	35	1
Centogene (1)	12	—
Checkmate Pharmaceuticals (1)	21	—
Checkpoint Therapeutics (1)(2)	115	—
ChemoCentryx (1)	141	8
Chimerix (1)	123	—
Cidara Therapeutics (1)(2)	94	—
Clovis Oncology (1)(2)	213	1
Cohbar (1)	69	—
Coherus Biosciences (1)(2)	173	3
Concert Pharmaceuticals (1)	84	1
Constellation Pharmaceuticals (1)	83	2
ContraFect (1)	38	—
Corbus Pharmaceuticals Holdings (1)(2)	192	—
Cortexyme (1)	45	2
Crinetics Pharmaceuticals (1)	76	1
Cue Biopharma (1)	78	1
Cyclerion Therapeutics (1)(2)	62	—
Cymabay Therapeutics (1)	195	1
Cytokinetics (1)	189	4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CytomX Therapeutics (1)	136	1
Deciphera Pharmaceuticals (1)	109	6
Denali Therapeutics (1)	180	7
DermTech (1)	23	—
Dicerna Pharmaceuticals (1)	193	4
Dyadic International (1)(2)	55	—
Dynavax Technologies (1)	308	1
Eagle Pharmaceuticals (1)	31	1
Editas Medicine (1)(2)	179	5
Eidos Therapeutics (1)(2)	32	2
Eiger BioPharmaceuticals (1)	73	1
Emergent BioSolutions (1)	130	13
Enanta Pharmaceuticals (1)	56	3
Enochian Biosciences (1)(2)	38	—
Epizyme (1)	260	3
Esperion Therapeutics (1)(2)	75	3
Evelo Biosciences (1)	42	—
Exicure (1)	167	—
Fate Therapeutics (1)	204	8
Fennec Pharmaceuticals (1)(2)	61	—
FibroGen (1)	243	10
Five Prime Therapeutics (1)	76	—
Flexion Therapeutics (1)(2)	135	1
Forma Therapeutics Holdings (1)	46	2
Fortress Biotech (1)	163	1
Frequency Therapeutics (1)(2)	79	2
G1 Therapeutics (1)	96	1
Galectin Therapeutics (1)(2)	107	—
Galera Therapeutics (1)	25	—
Generation Bio (1)	35	1
Genprex (1)(2)	80	—
Geron (1)(2)	820	1
GlycoMimetics (1)	91	—
Gossamer Bio (1)	149	2
Gritstone Oncology (1)	84	—
GTx, CVR (1)(3)	1	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Halozyme Therapeutics (1)	396	10
Harpoon Therapeutics (1)	30	1
Heron Therapeutics (1)(2)	256	4
Homology Medicines (1)(2)	96	1
Hookipa Pharma (1)(2)	41	—
iBio (1)	135	—
Ideaya Biosciences (1)	34	—
IGM Biosciences (1)	21	2
Immunic (1)	10	—
ImmunoGen (1)	484	2
Immunovant (1)	99	4
Inovio Pharmaceuticals (1)(2)	447	5
Inozyme Pharma (1)	23	1
Insmed (1)	294	10
Intellia Therapeutics (1)(2)	148	3
Intercept Pharmaceuticals (1)(2)	76	3
Invitae (1)(2)	335	15
Ironwood Pharmaceuticals (1)	469	4
iTeos Therapeutics (1)	30	1
IVERIC bio (1)	229	1
Jounce Therapeutics (1)(2)	51	—
Kadmon Holdings (1)	474	2
KalVista Pharmaceuticals (1)	41	1
Karuna Therapeutics (1)	45	4
Karyopharm Therapeutics (1)(2)	207	3
Keros Therapeutics (1)	19	1
Kezar Life Sciences (1)	72	—
Kindred Biosciences (1)	104	1
Kiniksa Pharmaceuticals, Class A (1)	77	1
Kodiak Sciences (1)(2)	84	5
Krystal Biotech (1)	35	2
Kura Oncology (1)	158	5
La Jolla Pharmaceutical (1)(2)	54	—
Lexicon Pharmaceuticals (1)(2)	108	—
Ligand Pharmaceuticals (1)(2)	42	4
LogicBio Therapeutics (1)	33	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MacroGenics (1)	148	4
Madrigal Pharmaceuticals (1)(2)	26	3
Magenta Therapeutics (1)(2)	51	—
MannKind (1)(2)	599	1
Marker Therapeutics (1)	171	—
MediciNova (1)(2)	124	1
MEI Pharma (1)	279	1
MeiraGTx Holdings (1)	57	1
Mersana Therapeutics (1)	157	3
Minerva Neurosciences (1)(2)	79	—
Mirati Therapeutics (1)(2)	109	18
Mirum Pharmaceuticals (1)(2)	14	—
Molecular Templates (1)	67	1
Momenta Pharmaceuticals (1)	342	18
Morphic Holding (1)	38	1
Mustang Bio (1)(2)	72	—
Myriad Genetics (1)	209	3
NantKwest (1)(2)	90	1
Natera (1)	206	15
Neoleukin Therapeutics (1)(2)	83	1
Neubase Therapeutics (1)	48	—
NeuroBo Pharmaceuticals (1)(2)	11	—
NextCure (1)(2)	46	—
Nkarta (1)	46	1
Novavax (1)(2)	179	19
Nurix Therapeutics (1)	31	1
Nymox Pharmaceutical (1)(2)	110	—
Oncocyte (1)	121	—
OPKO Health (1)(2)	1,159	4
Organogenesis Holdings (1)	56	—
Orgenesis (1)	50	—
ORIC Pharmaceuticals (1)	25	1
Ovid Therapeutics (1)	129	1
Oyster Point Pharma (1)(2)	15	—
Pandion Therapeutics (1)	31	—
Passage Bio (1)(2)	38	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PDL BioPharma (1)	309	1
PhaseBio Pharmaceuticals (1)(2)	36	—
Pieris Pharmaceuticals (1)	139	—
Poseida Therapeutics (1)	39	—
Precigen (1)(2)	196	1
Precision BioSciences (1)	137	1
Prevail Therapeutics (1)	48	1
Protagonist Therapeutics (1)	86	2
Protara Therapeutics (1)	5	—
Prothena (1)	96	1
PTC Therapeutics (1)	180	8
Puma Biotechnology (1)(2)	89	1
Radius Health (1)	129	2
RAPT Therapeutics (1)	30	1
REGENXBIO (1)	99	3
Relay Therapeutics (1)	91	4
Replimune Group (1)	64	2
Retrophin (1)	146	3
REVOLUTION Medicines (1)	110	4
Rhythm Pharmaceuticals (1)	97	2
Rigel Pharmaceuticals (1)	479	1
Rocket Pharmaceuticals (1)(2)	105	2
Rubius Therapeutics (1)	103	1
Sangamo Therapeutics (1)(2)	334	3
Savara (1)	130	—
Scholar Rock Holding (1)(2)	73	1
Selecta Biosciences (1)	191	1
Seres Therapeutics (1)	151	4
Soleno Therapeutics (1)	93	—
Solid Biosciences (1)	69	—
Sorrento Therapeutics (1)(2)	631	7
Spectrum Pharmaceuticals (1)	411	2
Spero Therapeutics (1)(2)	41	1
SpringWorks Therapeutics (1)	62	3
Stoke Therapeutics (1)(2)	34	1
Sutro Biopharma (1)(2)	86	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Syndax Pharmaceuticals (1)	75	1
Syros Pharmaceuticals (1)(2)	126	1
TCR2 Therapeutics (1)(2)	72	2
TG Therapeutics (1)	317	9
Tobira Therapeutics, CVR (1)(3)	25	—
Translate Bio (1)(2)	194	3
Turning Point Therapeutics (1)	97	9
Twist Bioscience (1)	93	7
Tyme Technologies (1)(2)	184	—
Ultragenyx Pharmaceutical (1)(2)	165	14
UNITY Biotechnology (1)(2)	102	—
UroGen Pharma (1)(2)	54	1
Vanda Pharmaceuticals (1)	159	2
Vaxart (1)(2)	134	1
Vaxcyte (1)	51	3
VBI Vaccines (1)(2)	484	1
Veracyte (1)	163	5
Verastem (1)(2)	460	1
Vericel (1)	136	3
Viela Bio (1)(2)	56	2
Viking Therapeutics (1)(2)	194	1
Vir Biotechnology (1)(2)	152	5
Voyager Therapeutics (1)(2)	72	1
vTv Therapeutics, Class A (1)(2)	27	—
X4 Pharmaceuticals (1)	47	—
XBiotech (1)	46	1
Xencor (1)	159	6
XOMA (1)(2)	17	—
Y-mAbs Therapeutics (1)	87	3
Zentalis Pharmaceuticals (1)	28	1
ZIOPHARM Oncology (1)(2)	600	2
		603
Health Care Equipment & Supplies 3.6%
Accelerate Diagnostics (1)(2)	86	1
Accuray (1)	251	1
Acutus Medical (1)	28	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Alphatec Holdings (1)	125	1
AngioDynamics (1)	106	1
Antares Pharma (1)	462	1
Apyx Medical (1)	99	—
Aspira Women's Health (1)(2)	272	1
AtriCure (1)	129	5
Atrion	4	3
Avanos Medical (1)	136	5
Axogen (1)	112	1
Axonics Modulation Technologies (1)(2)	89	5
Bellerophon Therapeutics (1)(2)	10	—
Beyond Air (1)	37	—
BioLife Solutions (1)	39	1
BioSig Technologies (1)(2)	60	—
Cantel Medical	111	5
Cardiovascular Systems (1)	114	5
Cerus (1)	476	3
Chembio Diagnostics (1)	55	—
Co-Diagnostics (1)	73	1
CONMED	79	6
CryoLife (1)	104	2
CryoPort (1)(2)	98	5
Cutera (1)	47	1
CytoSorbents (1)	107	1
Electromed (1)	20	—
FONAR (1)	18	—
GenMark Diagnostics (1)	200	3
Glaukos (1)	123	6
Heska (1)(2)	20	2
Inari Medical (1)	21	1
Inogen (1)	51	2
Integer Holdings (1)	95	6
IntriCon (1)	31	—
Invacare	95	1
iRadimed (1)	16	—
iRhythm Technologies (1)	79	19

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lantheus Holdings (1)	197	3
LeMaitre Vascular	46	2
LivaNova (1)	142	6
Meridian Bioscience (1)	127	2
Merit Medical Systems (1)	155	7
Mesa Laboratories (2)	13	3
Milestone Scientific (1)	98	—
Misonix (1)	40	1
Natus Medical (1)	102	2
Nemaura Medical (1)	18	—
Neogen (1)	154	12
Nevro (1)	96	13
NuVasive (1)	150	7
OraSure Technologies (1)	206	3
Orthofix Medical (1)	52	2
OrthoPediatrics (1)(2)	38	2
PAVmed (1)	100	—
Pulse Biosciences (1)(2)	39	—
Quotient (1)	180	1
Repro-Med Systems (1)	78	1
Retractable Technologies (1)(2)	37	—
Rockwell Medical (1)	192	—
SeaSpine Holdings (1)	83	1
Shockwave Medical (1)(2)	80	6
SI-BONE (1)	71	2
Sientra (1)(2)	130	—
Silk Road Medical (1)	77	5
Soliton (1)	16	—
STAAR Surgical (1)	131	7
Stereotaxis (1)	123	—
Surgalign Holdings (1)	244	—
Surmodics (1)	37	1
Tactile Systems Technology (1)	51	2
Tela Bio (1)	15	—
TransMedics Group (1)	65	1
Utah Medical Products	10	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Vapotherm (1)(2)	56	2
Varex Imaging (1)	115	1
Venus Concept (1)	51	—
ViewRay (1)(2)	323	1
VolitionRX (1)(2)	65	—
Wright Medical Group (1)(2)	376	12
Zynex (1)(2)	46	1
		206
Health Care Providers & Services 2.6%
1Life Healthcare (1)	224	6
AdaptHealth (1)	71	2
Addus HomeCare (1)	40	4
American Renal Associates Holdings (1)	39	—
AMN Healthcare Services (1)	136	8
Apollo Medical Holdings (1)	56	1
Avalon GloboCare (1)(2)	58	—
BioTelemetry (1)	98	5
Brookdale Senior Living (1)	517	1
Community Health Systems (1)	239	1
CorVel (1)	26	2
Covetrus (1)	286	7
Cross Country Healthcare (1)	103	1
Ensign Group	149	9
Enzo Biochem (1)	114	—
Exagen (1)	20	—
Five Star Senior Living (1)	53	—
Fulgent Genetics (1)(2)	28	1
Hanger (1)	106	2
HealthEquity (1)	217	11
InfuSystem Holdings (1)	41	1
Joint (1)	44	1
LHC Group (1)	88	19
Magellan Health (1)	68	5
MEDNAX (1)	213	4
National HealthCare	37	2
National Research, Class A	39	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ontrak (1)(2)	23	1
Option Care Health (1)(2)	127	2
Owens & Minor	185	5
Patterson	248	6
Pennant Group (1)	73	3
PetIQ (1)(2)	60	2
Progenity (1)	13	—
Progyny (1)	77	2
Providence Service (1)	35	3
R1 RCM (1)	310	5
RadNet (1)	129	2
Select Medical Holdings (1)	316	7
Sharps Compliance (1)	40	—
Surgery Partners (1)	65	1
Tenet Healthcare (1)	303	7
Tivity Health (1)	131	2
Triple-S Management, Class B (1)	64	1
U. S. Physical Therapy	37	3
Viemed Healthcare (1)(2)	106	1
		148
Health Care Technology 1.1%
Accolade (1)	33	1
Allscripts Healthcare Solutions (1)	475	4
Computer Programs & Systems	35	1
Evolent Health, Class A (1)	220	3
Health Catalyst (1)(2)	94	3
HealthStream (1)	73	1
HMS Holdings (1)	257	6
iCAD (1)(2)	57	1
Inovalon Holdings, Class A (1)	215	6
Inspire Medical Systems (1)	76	10
NantHealth (1)	75	—
NextGen Healthcare (1)	167	2
Omnicell (1)	124	9
OptimizeRx (1)	42	1
Phreesia (1)	83	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Schrodinger (1)(2)	83	4
Simulations Plus	41	3
Tabula Rasa HealthCare (1)(2)	60	2
Vocera Communications (1)	93	3
		63
Life Sciences Tools & Services 0.7%
Champions Oncology (1)	21	—
ChromaDex (1)(2)	115	1
Codexis (1)	158	2
Fluidigm (1)(2)	198	2
Harvard Bioscience (1)	106	—
Luminex	124	3
Medpace Holdings (1)	80	9
NanoString Technologies (1)	110	5
NeoGenomics (1)	301	11
Pacific Biosciences of California (1)(2)	476	5
Personalis (1)	61	1
Quanterix (1)	61	2
		41
Pharmaceuticals 1.8%
AcelRx Pharmaceuticals (1)(2)	207	—
Aerie Pharmaceuticals (1)(2)	113	1
Agile Therapeutics (1)	191	1
AMAG Pharmaceuticals (1)	87	1
Amneal Pharmaceuticals (1)(2)	278	1
Amphastar Pharmaceuticals (1)	100	2
ANI Pharmaceuticals (1)	27	1
Aquestive Therapeutics (1)	56	—
Arvinas (1)	85	2
Avenue Therapeutics (1)	19	—
Axsome Therapeutics (1)(2)	81	6
Aytu Bioscience (1)(2)	65	—
BioDelivery Sciences International (1)	249	1
Cara Therapeutics (1)(2)	126	2
Cassava Sciences (1)(2)	65	1
Cerecor (1)	81	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Chiasma (1)	109	1
Collegium Pharmaceutical (1)	104	2
Corcept Therapeutics (1)	280	5
CorMedix (1)	73	—
Durect (1)	557	1
Elanco Animal Health, CVR (1)(3)	110	—
Eloxx Pharmaceuticals (1)(2)	79	—
Endo International (1)	638	2
Eton Pharmaceuticals (1)(2)	42	—
Evofem Biosciences (1)(2)	132	—
Evolus (1)(2)	62	—
Fulcrum Therapeutics (1)	35	—
Harrow Health (1)	63	—
IMARA (1)	14	—
Innoviva (1)	188	2
Intersect ENT (1)	101	2
Intra-Cellular Therapies (1)	186	5
Kala Pharmaceuticals (1)(2)	120	1
Kaleido Biosciences (1)(2)	30	—
Lannett (1)(2)	90	1
Liquidia Technologies (1)(2)	59	—
Lyra Therapeutics (1)	11	—
Mallinckrodt (1)(2)	238	—
Marinus Pharmaceuticals (1)(2)	56	1
MyoKardia (1)	147	20
NGM Biopharmaceuticals (1)	65	1
Ocular Therapeutix (1)	153	1
Odonate Therapeutics (1)	36	1
Omeros (1)(2)	156	2
Optinose (1)	86	—
Osmotica Pharmaceuticals (1)(2)	38	—
Pacira BioSciences (1)	120	7
Paratek Pharmaceuticals (1)(2)	114	1
Phathom Pharmaceuticals (1)(2)	29	1
Phibro Animal Health, Class A	57	1
Pliant Therapeutics (1)	29	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Prestige Consumer Healthcare (1)	144	5
Provention Bio (1)(2)	128	2
Recro Pharma (1)	58	—
Relmada Therapeutics (1)(2)	39	1
Revance Therapeutics (1)	183	5
Satsuma Pharmaceuticals (1)(2)	25	—
scPharmaceuticals (1)	15	—
SIGA Technologies (1)	159	1
Strongbridge Biopharma (1)	95	—
Supernus Pharmaceuticals (1)	146	3
TherapeuticsMD (1)(2)	731	1
Theravance Biopharma (1)(2)	138	2
Tricida (1)	79	1
Verrica Pharmaceuticals (1)(2)	34	—
VYNE Therapeutics (1)(2)	299	1
WaVe Life Sciences (1)(2)	67	1
Xeris Pharmaceuticals (1)(2)	98	1
Zogenix (1)	165	3
		105
Total Health Care		1,166
INDUSTRIALS & BUSINESS SERVICES 14.5%

Aerospace & Defense 0.7%
AAR	94	2
Aerojet Rocketdyne Holdings (1)	216	9
AeroVironment (1)	63	4
Astronics (1)	66	1
Cubic	92	5
Ducommun (1)	30	1
Kaman	80	3
Maxar Technologies	180	4
Moog, Class A	87	6
National Presto Industries	15	1
PAE (1)	176	1
Park Aerospace	58	1
Parsons (1)	66	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Triumph Group	154	1
Vectrus (1)	32	1
		42
Air Freight & Logistics 0.4%
Air Transport Services Group (1)	172	4
Atlas Air Worldwide Holdings (1)	75	4
Echo Global Logistics (1)	74	2
Forward Air	81	5
Hub Group, Class A (1)	95	5
Radiant Logistics (1)	100	1
		21
Airlines 0.3%
Allegiant Travel	38	5
Hawaiian Holdings	137	2
Mesa Air Group (1)	82	—
SkyWest	148	4
Spirit Airlines (1)	253	4
		15
Building Products 1.7%
AAON	119	7
Advanced Drainage Systems	158	10
Alpha Pro Tech (1)	35	1
American Woodmark (1)	49	4
Apogee Enterprises	71	1
Builders FirstSource (1)	336	11
Caesarstone	68	1
Cornerstone Building Brands (1)	128	1
CSW Industrials	41	3
Gibraltar Industries (1)	95	6
Griffon	131	3
Insteel Industries	50	1
JELD-WEN Holding (1)	198	4
Masonite International (1)	71	7
Patrick Industries	65	4
PGT Innovations (1)	174	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Quanex Building Products	100	2
Resideo Technologies (1)	359	4
Simpson Manufacturing	127	12
UFP Industries	174	10
		95
Commercial Services & Supplies 2.1%
ABM Industries	198	7
ACCO Brands	271	2
Advanced Disposal Services (1)	217	7
Brady, Class A	135	5
BrightView Holdings (1)	128	1
Brink's	147	6
Casella Waste Systems, Class A (1)	134	8
CECO Environmental (1)	91	1
Cimpress (1)(2)	52	4
CompX International	15	—
Covanta Holding	342	3
Deluxe	122	3
Ennis	72	1
Harsco (1)	233	3
Healthcare Services Group	220	5
Heritage-Crystal Clean (1)	41	1
Herman Miller	172	5
HNI	124	4
IBEX (1)	19	—
Interface	173	1
KAR Auction Services	373	5
Kimball International, Class B	111	1
Knoll	149	2
Matthews International, Class A	89	2
McGrath RentCorp	70	4
Montrose Environmental Group (1)	31	1
NL Industries	23	—
PICO Holdings (1)	48	—
Pitney Bowes	508	3
Quad/Graphics	78	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SP Plus (1)	64	1
Steelcase, Class A	252	3
Team (1)	86	1
Tetra Tech	156	15
U. S. Ecology	91	3
UniFirst	44	8
Viad	63	1
VSE	24	1
		118
Construction & Engineering 1.3%
Aegion (1)	85	1
Ameresco, Class A (1)	69	2
API Group (1)	404	6
Arcosa	142	6
Argan	43	2
Comfort Systems USA	105	5
Concrete Pumping Holdings (1)	76	—
Construction Partners, Class A (1)	82	1
Dycom Industries (1)	90	5
EMCOR Group	158	11
Fluor	406	4
Granite Construction (2)	142	2
Great Lakes Dredge & Dock (1)	185	2
HC2 Holdings (1)	123	—
IES Holdings (1)	23	1
MasTec (1)	162	7
MYR Group (1)	48	2
Northwest Pipe (1)	34	1
NV5 Global (1)	31	2
Primoris Services	144	3
Sterling Construction (1)	87	1
Tutor Perini (1)	123	1
Willscot Mobile Mini Holdings (1)	467	8
		73
Electrical Equipment 1.4%
Allied Motion Technologies	20	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

American Superconductor (1)	66	1
Atkore International Group (1)	135	3
AZZ	76	3
Bloom Energy, Class A (1)(2)	249	4
Encore Wire	59	3
EnerSys	124	8
FuelCell Energy (1)(2)	599	1
LSI Industries	71	1
Orion Energy Systems (1)	74	1
Plug Power (1)	974	13
Powell Industries	24	1
Preformed Line Products	8	—
Sunrun (1)(2)	342	26
Thermon Group Holdings (1)	101	1
TPI Composites (1)	94	3
Ultralife (1)	25	—
Vicor (1)	54	4
Vivint Solar (1)(2)	147	6
		80
Industrial Conglomerates 0.0%
Raven Industries	109	2
		2
Machinery 3.5%
Alamo Group	29	3
Albany International, Class A	89	4
Altra Industrial Motion	185	7
Astec Industries	65	4
Barnes Group	137	5
Blue Bird (1)	44	1
Chart Industries (1)	105	7
CIRCOR International (1)	56	2
Columbus McKinnon	68	2
Douglas Dynamics	64	2
Eastern	15	—
Energy Recovery (1)(2)	108	1
Enerpac Tool Group	158	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

EnPro Industries	60	3
ESCO Technologies	74	6
Evoqua Water Technologies (1)	265	6
ExOne (1)(2)	32	—
Federal Signal	178	5
Franklin Electric	134	8
Gencor Industries (1)	36	—
Gorman-Rupp	50	2
Graham	35	1
Greenbrier	94	3
Helios Technologies	86	3
Hillenbrand	216	6
Hurco	17	1
Hyster-Yale Materials Handling	28	1
John Bean Technologies	91	8
Kadant	33	4
Kennametal	243	7
L B Foster, Class A (1)	29	—
Lindsay	32	3
Luxfer Holdings	79	1
Lydall (1)	57	1
Manitowoc (1)	99	1
Mayville Engineering (1)(2)	27	—
Meritor (1)	205	4
Miller Industries	31	1
Mueller Industries	167	5
Mueller Water Products, Class A	461	5
Navistar International (1)	143	6
NN	116	1
Omega Flex	9	1
Park-Ohio Holdings	22	—
Proto Labs (1)	78	10
RBC Bearings (1)	72	9
REV Group	85	1
Rexnord	348	10
Shyft Group	102	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SPX (1)	125	6
SPX FLOW (1)	124	5
Standex International	36	2
Tennant	53	3
Terex	199	4
TriMas (1)	131	3
Wabash National	152	2
Watts Water Technologies, Class A	80	8
Welbilt (1)	378	2
		201
Marine 0.1%
Costamare	149	1
Eagle Bulk Shipping (1)(2)	17	—
Genco Shipping & Trading	50	1
Matson	123	5
Pangaea Logistics Solutions	29	—
Safe Bulkers (1)	135	—
Scorpio Bulkers	14	—
		7
Professional Services 1.2%
Acacia Research (1)	126	—
Akerna (1)	26	—
ASGN (1)	148	9
Barrett Business Services	22	1
BG Staffing	28	—
CBIZ (1)	151	3
CRA International	21	1
Exponent	149	11
Forrester Research (1)	31	1
Franklin Covey (1)	36	1
GP Strategies (1)	42	—
Heidrick & Struggles International	56	1
Huron Consulting Group (1)	66	3
ICF International	53	3
Insperity	106	7
Kelly Services, Class A	94	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Kforce	55	2
Korn Ferry	163	5
Mastech Digital (1)	10	—
Mistras Group (1)	57	—
Red Violet (1)	18	—
Resources Connection	92	1
TriNet Group (1)	120	7
TrueBlue (1)	110	2
Upwork (1)	270	5
Willdan Group (1)	28	1
		66
Road & Rail 0.5%
ArcBest	71	2
Avis Budget Group (1)	158	4
Covenant Logistics Group, Class A (1)	34	1
Daseke (1)(2)	133	1
Heartland Express	133	2
Hertz Global Holdings (1)	456	1
Marten Transport	177	3
PAM Transportation Services (1)	5	—
Saia (1)	77	10
U. S. Xpress Enterprises, Class A (1)	66	1
Universal Logistics Holdings	23	—
Werner Enterprises	174	7
		32
Trading Companies & Distributors 1.3%
Alta Equipment Group (1)	48	—
Applied Industrial Technologies	112	6
Beacon Roofing Supply (1)	164	5
BMC Stock Holdings (1)	192	8
CAI International	48	1
DXP Enterprises (1)	44	1
EVI Industries (1)	13	—
Foundation Building Materials (1)	59	1
GATX	101	7
General Finance (1)	30	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

GMS (1)	127	3
H&E Equipment Services	90	2
Herc Holdings (1)	69	3
Lawson Products (1)	11	1
MRC Global (1)	232	1
Nesco Holdings (1)(2)	37	—
NOW (1)	317	1
Rush Enterprises, Class A	78	4
Rush Enterprises, Class B	13	1
SiteOne Landscape Supply (1)	126	15
Systemax	42	1
Textainer Group Holdings (1)	161	2
Titan Machinery (1)	53	1
Transcat (1)	18	1
Triton International	143	6
Veritiv (1)	34	—
WESCO International (1)	141	6
Willis Lease Finance (1)	8	—
		77
Total Industrials & Business Services		829
INFORMATION TECHNOLOGY 13.0%

Communications Equipment 0.8%
Acacia Communications (1)	113	8
ADTRAN	141	1
Applied Optoelectronics (1)(2)	58	1
CalAmp (1)	104	1
Calix (1)	147	3
Cambium Networks (1)	22	—
Casa Systems (1)	86	—
Clearfield (1)	33	1
Comtech Telecommunications	72	1
Digi International (1)	83	1
DZS (1)	34	—
Extreme Networks (1)	328	1
Genasys (1)	93	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Harmonic (1)	266	2
Infinera (1)(2)	458	3
Inseego (1)(2)	202	2
InterDigital	90	5
KVH Industries (1)	45	—
NETGEAR (1)	85	3
NetScout Systems (1)	201	4
PCTEL	49	—
Plantronics	100	1
Resonant (1)	138	—
Ribbon Communications (1)	192	1
Viavi Solutions (1)	664	8
		48
Electronic Equipment, Instruments & Components 2.1%
Akoustis Technologies (1)(2)	94	1
Arlo Technologies (1)	218	1
Badger Meter	85	6
Bel Fuse, Class B	27	—
Belden	129	4
Benchmark Electronics	103	2
CTS	90	2
Daktronics	105	—
ePlus (1)	39	3
Fabrinet (1)	107	7
FARO Technologies (1)	52	3
Fitbit, Class A (1)	693	5
II-VI (1)	289	12
Insight Enterprises (1)	101	6
Intellicheck (1)	44	—
Iteris (1)	103	—
Itron (1)	117	7
Kimball Electronics (1)	75	1
Knowles (1)	259	4
Luna Innovations (1)	81	—
Methode Electronics	110	3
MTS Systems	53	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Napco Security Technologies (1)	40	1
nLight (1)	106	3
Novanta (1)	100	11
OSI Systems (1)	49	4
PAR Technology (1)	45	2
PC Connection	32	1
Plexus (1)	84	6
Powerfleet (1)	76	—
Research Frontiers (1)(2)	74	—
Rogers (1)	54	5
Sanmina (1)	199	5
ScanSource (1)	79	2
TTM Technologies (1)	291	3
Vishay Intertechnology	384	6
Vishay Precision Group (1)	34	1
Wrap Technologies (1)	32	—
		118
IT Services 2.1%
Brightcove (1)	117	1
Cardtronics, Class A (1)	101	2
Cass Information Systems	40	2
Conduent (1)	457	1
CSG Systems International	95	4
Endurance International Group Holdings (1)	183	1
EVERTEC	179	6
Evo Payments, Class A (1)	119	3
ExlService Holdings (1)	98	6
GreenSky, Class A (1)	185	1
Grid Dynamics Holdings (1)	61	1
GTT Communications (1)(2)	90	—
Hackett Group	73	1
I3 Verticals, Class A (1)	42	1
Information Services Group (1)	87	—
International Money Express (1)	67	1
KBR	416	9
Kratos Defense & Security Solutions (1)	346	7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Limelight Networks (1)	337	2
LiveRamp Holdings (1)	184	10
ManTech International, Class A	79	5
MAXIMUS	178	12
MoneyGram International (1)	174	1
NIC	195	4
Paysign (1)(2)	88	1
Perficient (1)	95	4
Perspecta	407	8
PFSweb (1)	39	—
Priority Technology Holdings (1)	17	—
Rackspace Technology (1)	96	2
Repay Holdings (1)	169	4
ServiceSource International (1)	244	—
StarTek (1)	53	—
Sykes Enterprises (1)	111	4
TTEC Holdings	53	3
Tucows, Class A (1)	27	2
Unisys (1)	184	2
Verra Mobility (1)	386	4
Virtusa (1)	84	4
		119
Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries (1)	111	7
Alpha & Omega Semiconductor (1)	61	1
Ambarella (1)	96	5
Amkor Technology (1)	290	3
Atomera (1)(2)	41	—
Axcelis Technologies (1)	92	2
AXT (1)	105	1
Brooks Automation	208	10
Cabot Microelectronics (1)	83	12
CEVA (1)	63	2
Cohu	116	2
CyberOptics (1)	20	1
Diodes (1)	123	7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

DSP Group (1)	62	1
FormFactor (1)	223	6
GSI Technology (1)	51	—
Ichor Holdings (1)	61	1
Impinj (1)(2)	48	1
Lattice Semiconductor (1)	392	11
MACOM Technology Solutions Holdings (1)	137	5
Maxeon Solar Technologies (1)	27	—
MaxLinear (1)	196	5
NeoPhotonics (1)	145	1
NVE	15	1
Onto Innovation (1)	141	4
PDF Solutions (1)	81	2
Photronics (1)	188	2
Pixelworks (1)	106	—
Power Integrations	172	10
Rambus (1)	329	4
Semtech (1)	188	10
Silicon Laboratories (1)	126	12
SiTime (1)	26	2
SMART Global Holdings (1)	39	1
SunPower (1)(2)	225	3
Synaptics (1)	99	8
Ultra Clean Holdings (1)	115	2
Veeco Instruments (1)	146	2
		147
Software 5.3%
8x8 (1)	295	5
A10 Networks (1)	183	1
ACI Worldwide (1)	332	9
Agilysys (1)	51	1
Alarm. com Holdings (1)	135	7
Altair Engineering, Class A (1)(2)	122	5
American Software, Class A	93	1
Appfolio, Class A (1)	47	7
Appian (1)(2)	103	7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Asure Software (1)	38	—
Avaya Holdings (1)	237	4
Benefitfocus (1)	82	1
Blackbaud	144	8
Blackline (1)	146	13
Bottomline Technologies (1)	126	5
Box, Class A (1)	396	7
Cerence (1)	107	5
ChannelAdvisor (1)	80	1
Cloudera (1)(2)	597	7
CommVault Systems (1)	122	5
Cornerstone OnDemand (1)	180	7
Digimarc (1)(2)	41	1
Digital Turbine (1)	241	8
Domo, Class B (1)	74	3
Ebix (2)	74	2
eGain (1)	64	1
Envestnet (1)	154	12
GTY Technology Holdings (1)(2)	125	—
Intelligent Systems (1)(2)	20	1
J2 Global (1)	130	9
LivePerson (1)(2)	181	9
MicroStrategy, Class A (1)	23	3
Mimecast (1)	165	8
Mitek Systems (1)	114	1
MobileIron (1)	270	2
Model N (1)(2)	99	3
OneSpan (1)	94	2
Park City Group (1)	34	—
Ping Identity Holding (1)(2)	104	3
Progress Software	135	5
PROS Holdings (1)	114	4
Q2 Holdings (1)	144	13
QAD, Class A	34	1
Qualys (1)	99	10
Rapid7 (1)	147	9

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Rimini Street (1)	54	—
Rosetta Stone (1)	68	2
SailPoint Technologies Holding (1)	257	10
Sapiens International	75	2
SeaChange International (1)	84	—
SecureWorks, Class A (1)(2)	27	—
ShotSpotter (1)(2)	22	1
Smith Micro Software (1)	93	—
Sprout Social (1)	77	3
SPS Commerce (1)	102	8
SVMK (1)	346	8
Synchronoss Technologies (1)	101	—
Telenav (1)	100	—
Tenable Holdings (1)	199	8
Upland Software (1)	77	3
Varonis Systems (1)	91	11
Verint Systems (1)	183	9
Veritone (1)(2)	64	1
VirnetX Holding (2)	185	1
Workiva (1)	112	6
Xperi Holding	311	4
Yext (1)	294	4
Zix (1)	165	1
Zuora, Class A (1)	284	3
		301
Technology Hardware, Storage & Peripherals 0.1%
3D Systems (1)(2)	334	2
Avid Technology (1)	93	1
Diebold Nixdorf (1)(2)	207	2
Eastman Kodak (1)	44	—
Immersion (1)	50	—
Intevac (1)	74	—
Quantum (1)	81	—
Super Micro Computer (1)	134	4
		9
Total Information Technology		742

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MATERIALS 3.9%

Chemicals 1.6%
Advanced Emissions Solutions	47	—
AdvanSix (1)	78	1
AgroFresh Solutions (1)	84	—
American Vanguard	81	1
Amyris (1)(2)	309	1
Avient	267	7
Balchem	94	9
Chase	22	2
Ferro (1)	238	3
FutureFuel	76	1
GCP Applied Technologies (1)	147	3
Hawkins	27	1
HB Fuller	150	7
Ingevity (1)	121	6
Innospec	71	5
Intrepid Potash (1)	34	—
Koppers Holdings (1)	57	1
Kraton (1)	94	2
Kronos Worldwide	72	1
Livent (1)(2)	423	4
Marrone Bio Innovations (1)	238	—
Minerals Technologies	99	5
Orion Engineered Carbons	182	2
PQ Group Holdings (1)	108	1
Quaker Chemical (2)	39	7
Rayonier Advanced Materials (1)	174	1
Sensient Technologies	123	7
Stepan	63	7
Trecora Resources (1)	67	1
Tredegar	80	1
Trinseo	109	3
Tronox Holdings, Class A	258	2
		92

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Construction Materials 0.2%
Forterra (1)	62	1
Summit Materials, Class A (1)	342	5
U. S. Concrete (1)	52	1
United States Lime & Minerals	6	1
		8
Containers & Packaging 0.2%
Greif, Class A	74	2
Greif, Class B	18	1
Myers Industries	110	1
O-I Glass	461	5
Ranpak Holdings (1)	81	1
UFP Technologies (1)	18	1
		11
Metals & Mining 1.4%
Alcoa (1)	547	6
Allegheny Technologies (1)	367	3
Arconic (1)	289	6
Caledonia Mining	32	1
Carpenter Technology	139	3
Century Aluminum (1)	149	1
Cleveland-Cliffs (2)	1,154	7
Coeur Mining (1)	706	5
Commercial Metals	345	7
Compass Minerals International	100	6
Gold Resource	184	1
Haynes International	44	1
Hecla Mining	1,521	8
Kaiser Aluminum	46	2
Materion	59	3
Novagold Resources (1)	690	8
Olympic Steel	33	—
Ryerson Holding (1)	50	—
Schnitzer Steel Industries, Class A	72	1
SunCoke Energy	224	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TimkenSteel (1)	126	—
United States Steel	637	5
Warrior Met Coal	147	3
Worthington Industries	108	4
		82
Paper & Forest Products 0.5%
Boise Cascade	114	4
Clearwater Paper (1)	46	2
Domtar	165	4
Louisiana-Pacific	328	10
Neenah	47	2
PH Glatfelter	133	2
Schweitzer-Mauduit International	90	3
Verso, Class A	108	1
		28
Total Materials		221
REAL ESTATE 6.4%

Equity Real Estate Investment Trusts 5.6%
Acadia Realty Trust, REIT	248	3
Agree Realty, REIT	155	10
Alexander & Baldwin, REIT	213	2
Alexander's, REIT	6	1
Alpine Income Property Trust, REIT	19	—
American Assets Trust, REIT	147	3
American Finance Trust, REIT	317	2
Armada Hoffler Properties, REIT	168	1
Bluerock Residential Growth, REIT	74	1
BRT Apartments, REIT	36	—
CareTrust, REIT	278	5
CatchMark Timber Trust, Class A, REIT	147	1
Chatham Lodging Trust, REIT	131	1
CIM Commercial Trust, REIT	33	—
City Office, REIT	142	1
Clipper Realty, REIT	48	—
Colony Capital, REIT	1,372	4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Columbia Property Trust, REIT	332	4
Community Healthcare Trust, REIT	60	3
CoreCivic, REIT	347	3
CorEnergy Infrastructure Trust, REIT	44	—
CorePoint Lodging, REIT	118	1
DiamondRock Hospitality, REIT	581	3
Diversified Healthcare Trust, REIT	693	2
Easterly Government Properties, REIT	232	5
EastGroup Properties, REIT	111	14
Essential Properties Realty Trust, REIT	266	5
Farmland Partners, REIT (2)	81	1
Four Corners Property Trust, REIT	208	5
Franklin Street Properties, REIT	293	1
Front Yard Residential, REIT	145	1
GEO Group, REIT	341	4
Getty Realty, REIT	99	3
Gladstone Commercial, REIT	95	2
Gladstone Land, REIT	54	1
Global Medical, REIT	126	2
Global Net Lease, REIT	263	4
Healthcare Realty Trust, REIT	394	12
Hersha Hospitality Trust, REIT	100	1
Independence Realty Trust, REIT	276	3
Industrial Logistics Properties Trust, REIT	192	4
Innovative Industrial Properties, REIT (2)	62	8
Investors Real Estate Trust, REIT	36	2
iStar, REIT	219	3
Jernigan Capital, REIT	65	1
Kite Realty Group Trust, REIT	243	3
Lexington Realty Trust, REIT	780	8
LTC Properties, REIT	113	4
Macerich, REIT (2)	409	3
Mack-Cali Realty, REIT	265	3
Monmouth Real Estate Investment, REIT	277	4
National Health Investors, REIT	125	7
National Storage Affiliates Trust, REIT (2)	184	6

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

NETSTREIT, REIT (1)	34	1
New Senior Investment Group, REIT	225	1
NexPoint Residential Trust, REIT	63	3
Office Properties Income Trust, REIT	142	3
One Liberty Properties, REIT	51	1
Pebblebrook Hotel Trust, REIT	376	5
Physicians Realty Trust, REIT	606	11
Piedmont Office Realty Trust, Class A, REIT	365	5
Plymouth Industrial, REIT	41	1
PotlatchDeltic, REIT	194	8
Preferred Apartment Communities, Class A, REIT	143	1
PS Business Parks, REIT	59	7
QTS Realty Trust, Class A, REIT	175	11
Retail Opportunity Investments, REIT	331	3
Retail Properties of America, Class A, REIT	624	4
Retail Value, REIT	45	1
RLJ Lodging Trust, REIT	482	4
RPT Realty, REIT	237	1
Ryman Hospitality Properties, REIT	151	6
Sabra Health Care, REIT	598	8
Safehold, REIT	50	3
Saul Centers, REIT	32	1
Seritage Growth Properties, Class A, REIT (1)(2)	99	1
Service Properties Trust, REIT	481	4
SITE Centers, REIT	441	3
STAG Industrial, REIT	428	13
Summit Hotel Properties, REIT	300	1
Sunstone Hotel Investors, REIT	625	5
Tanger Factory Outlet Centers, REIT (2)	264	2
Terreno Realty, REIT	194	11
UMH Properties, REIT	112	1
Uniti Group, REIT	564	6
Universal Health Realty Income Trust, REIT	37	2
Urban Edge Properties, REIT	337	3
Urstadt Biddle Properties, Class A, REIT	93	1
Washington Real Estate Investment Trust, REIT	242	5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Whitestone, REIT	121	1
Xenia Hotels & Resorts, REIT	325	3
		322
Real Estate Management & Development 0.8%
Altisource Portfolio Solutions (1)	13	—
American Realty Investors (1)	7	—
CTO Realty Growth	14	1
Cushman & Wakefield (1)(2)	320	3
eXp World Holdings (1)	70	3
Fathom Holdings (1)	19	—
Forestar Group (1)	47	1
FRP Holdings (1)	19	1
Griffin Industrial Realty	8	—
Kennedy-Wilson Holdings	354	5
Marcus & Millichap (1)	68	2
Maui Land & Pineapple (1)	29	—
Newmark Group, Class A	404	2
Rafael Holdings, Class B (1)	28	1
RE/MAX Holdings, Class A	52	2
Realogy Holdings (1)	331	3
Redfin (1)	279	14
RMR Group, Class A	42	1
St Joe (1)	92	2
Stratus Properties (1)	15	—
Tejon Ranch (1)	58	1
Transcontinental Realty Investors (1)	3	—
		42
Total Real Estate		364
TRUSTS & FUNDS 0.4%

Trusts & Mutual Funds 0.4%
IShares Russell 2000 ETF (2)	162	24
Total Trusts & Funds		24

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

UTILITIES 3.1%

Electric Utilities 0.7%
ALLETE	152	8
Genie Energy, Class B	37	—
MGE Energy	106	7
Otter Tail	117	4
PNM Resources	233	10
Portland General Electric	263	9
Spark Energy, Class A	36	—
		38
Gas Utilities 1.0%
Brookfield Infrastructure, Class A	95	5
Chesapeake Utilities	47	4
New Jersey Resources	278	7
Northwest Natural Holding	89	4
ONE Gas	152	10
RGC Resources	22	1
South Jersey Industries	295	6
Southwest Gas Holdings	161	10
Spire	146	8
		55
Independent Power & Renewable Electricity Producers 0.6%
Atlantic Power (1)	255	1
Brookfield Renewable, Class A	200	12
Clearway Energy, Class A	98	2
Clearway Energy, Class C	234	6
Ormat Technologies	116	7
Sunnova Energy International (1)	151	5
		33
Multi-Utilities 0.4%
Avista	199	7
Black Hills	183	10
NorthWestern	148	7
Unitil	43	2
		26

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Water Utilities 0.4%
American States Water	107	8
Artesian Resources, Class A	22	1
Cadiz (1)(2)	56	1
California Water Service Group	142	6
Consolidated Water, Class O	41	—
Global Water Resources	46	—
Middlesex Water	50	3
Pure Cycle (1)	68	1
SJW Group	77	5
York Water	36	1
		26
Total Utilities		178
Total Common Stocks (Cost $5,036)		5,499

SHORT-TERM INVESTMENTS 3.8%
MONEY MARKET FUNDS 3.1%
T. Rowe Price Government Reserve Fund, 0.09% (4)(5)	177,959	178
		178

U. S. TREASURY OBLIGATIONS 0.7%
U. S. Treasury Bills, 0.11%, 3/25/21 (6)	40,000	40
		40

Total Short-Term Investments (Cost $218)		218

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 10.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 10.1%
Short-Term Funds 10.1%
T. Rowe Price Short-Term Fund, 0.13% (4)(5)	57,974	580
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		580
Total Securities Lending Collateral (Cost $580)		580

Total Investments in Securities 110.2%
(Cost $5,834)		$6,297
Other Assets Less Liabilities (10.2)%		(585)
Net Assets 100.0%		$5,712

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Level 3 in fair value hierarchy.
(4)	Seven-day yield
(5)	Affiliated Companies
(6)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR	Contingent Value Rights
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain.
ETF	Exchange-Traded Fund
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 3 Russell 2000 E-Mini Index contracts	12/20	226	(1)
Net payments (receipts) of variation margin to date			1

Variation margin receivable (payable) on open futures contracts			$—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$2
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$2+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$452		¤	¤ $	178
T. Rowe Price Short-Term
Fund	690		¤	¤	580
Total					$758^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $2 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $758.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Small-Cap Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE SMALL-CAP INDEX FUND

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE SMALL-CAP INDEX FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks		$5,499$	— $	— $	5,499
Short-Term Investments		178	40	—	218
Securities Lending Collateral		580	—	—	580
Total Securities		$6,257$	40$	— $	6,297
Liabilities
Futures Contracts	$	— $	— $	— $	—